Employee Retirement Benefit Plans - Reconciliation of Net Amount Recognized in Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Multi-employer pension plan withdrawal obligation	$ 36.0